Related Party Transactions	12 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 15 –Related Party Transactions

In addition to the information disclosed elsewhere in the financial statements, the following transaction took place between the Company and related parties at terms agreed between the parties:

Guarantees in favour of the Company’s bank borrowings were received from Mr. Chao Xin, our Chief Executive Officer, Chairman and a shareholder for the years ended June 30, 2018, 2017 and 2016.